PROSKAUER ROSE LLP

Eleven Times Square

New York, New York 10036

April 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Swiss Helvetia Fund, Inc. (File No.: 811-05128)

Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “SEC”) is the Fund’s preliminary proxy statement on Schedule 14A and form of proxy (the “Proxy Materials”) for the annual meeting of stockholders of the Fund (the “Meeting”) scheduled to be held at 9:30 a.m., on Tuesday, June 27, 2017, at the offices of Schroder Investment Management North America Inc., 7 Bryant Park, New York, New York 10018, for the following purposes:

1.	A. To elect one Class I Director to serve for a two-year term.

B. To elect one Class II Director to serve for a three-year term.

C. To elect one Class III Director to serve for a one-year term.

2.	To ratify the selection by the Fund’s Board of Directors of Tait, Weller & Baker, LLP as the Fund’s independent registered public accounting firm for the year ending December 31, 2017.

3.	To approve an amendment to the Fund’s Certificate of Incorporation to eliminate the classification of the Fund’s Board of Directors.

4.	If properly presented, voting on the stockholder proposal recommending that the Fund’s Board of Directors authorize a self-tender offer for all of the outstanding common stock of the Fund.

5.	To consider and act upon any other business as may properly come before the Meeting or any adjournment thereof.

Shareholders of record on May 1, 2017 will be permitted to vote on these proposals. The definitive versions of the Proxy Materials are expected to be mailed on or about May 12, 2017, subject to any comments from the SEC staff.

The Fund expects that an institutional stockholder, Full Value Partners, L.P. (“Full Value Partners”), may file competing materials with the SEC in order to engage in a proxy contest with the Fund. Full Value Partners has indicated to the Fund that it intends to solicit proxies for (i) the election of one or more individuals as Directors of the Fund and (ii) a proposal, which the Fund believes is unenforceable, seeking to tie Proposal 4 in the Proxy Materials—a non-binding proposal submitted by Phillip Goldstein of

Securities and Exchange Commission

April 28, 2017

Bulldog Investors, LLC, the investment adviser to Full Value Partners, and Judy Goldstein—to termination of the Fund’s investment advisory agreements. Full Value Partners also has notified the Fund that it intends to present two other non-binding proposals concerning certain provisions of the Fund’s By-Laws.

Please direct any questions concerning the Proxy Materials to the undersigned at 212.969.3359 or Nicole M. Runyan of this office at 212.969.3361.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:	Nicole M. Runyan, Esq.